Non-controlling interests (Tables)	3 Months Ended
Mar. 31, 2026
Non-controlling interests [abstract]
Schedule of reconciliation of non controlling interest	Reconciliation of non-controlling interest is as follows:
$
Balance, December 31, 2025	(1,821,860)
Net loss for the period	(193,265)
Balance, March 31, 2026	(2,015,125)